Exhibit 1

DBJPM 2020-C9 Mortgage Trust

Commercial Mortgage Pass-Through Certificates, Series 2020-C9

Report To:

Deutsche Mortgage & Asset Receiving Corporation

German American Capital Corporation

Deutsche Bank Securities Inc.

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

BSPRT CMBS Finance, LLC

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Drexel Hamilton, LLC

Academy Securities, Inc.

13 August 2020

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Deutsche Mortgage & Asset Receiving Corporation German American Capital Corporation Deutsche Bank Securities Inc. 60 Wall Street, 10th Floor New York, New York 10005	Goldman Sachs Mortgage Company Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282

JPMorgan Chase Bank, National Association J.P. Morgan Securities LLC 383 Madison Avenue New York, New York 10179	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

BSPRT CMBS Finance, LLC 1345 Avenue of the Americas, Suite 32A New York, New York 10105	Academy Securities, Inc. 140 East 45th Street, 5th Floor New York, New York 10017

Re:	DBJPM 2020-C9 Mortgage Trust (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2020-C9 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information with respect to the Mortgage Loans (as defined herein) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Deutsche Mortgage & Asset Receiving Corporation (the “Depositor”) or the Mortgage Loan Sellers (as defined herein), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans, which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

13 August 2020

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 31 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on various types of commercial properties.

Procedures performed and our associated findings

1.	German American Capital Corporation (“GACC”), JPMorgan Chase Bank, National Association (“JP Morgan”), BSPRT CMBS Finance, LLC (“BSPRT”) and Goldman Sachs Mortgage Company (“Goldman,” together with GACC, JP Morgan and BSPRT, the “Mortgage Loan Sellers”), each, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to each mortgage loan as of the related due date of such mortgage loan in August 2020 (or, in the case of any mortgage loan that has its first due date subsequent to August 2020, if any, the date that would have been its due date in August 2020 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month) (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

For any Mortgage Loan that has more than one Mortgage Loan Seller listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to perform the procedures described in this report for the Mortgage Loan Seller listed first, and to perform no procedures for any other Mortgage Loan Seller(s) listed in the “Mortgage Loan Seller” characteristic, as shown on the Combined Data File.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions and methodologies described in the notes to Exhibit 2 to Attachment A and the next paragraph(s) of this Item.

Attachment A Page 2 of 15

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

Additionally, for any Mortgage Loan(s) listed in the table below, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with the related draft Source Document(s) listed in the “Draft Source Document(s)” column of the table below.

Mortgage Loan	Draft Source Document(s)

N/A	N/A

For the purpose of the procedures described in this report, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to treat any “Draft Source Document(s)” listed in the table above as fully executed Source Document(s).

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, GACC, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that GACC, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning as of the Cut-off Date (Months)” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15
7.	Using the “Sponsor,” as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (each, a “Related Borrower”). We compared the Related Borrower information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	First Payment Date and
b.	Maturity or ARD Date,

as shown on the Final Data File, we recalculated the “Original Term to Maturity or ARD” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Payment Date, as shown on the Final Data File, and
b.	First payment date that a payment of principal and interest is due, as shown in the applicable Source Document,

we recalculated the “Original Interest Only Period (Months)” of each Mortgage Loan (except for any Interest Only Loan(s) (as defined herein), Amortizing Loan(s) (as defined herein) or the 420 Taylor Street Mortgage Loan (as defined herein), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term to Maturity or ARD,” as shown on the Final Data File, for the “Original Interest Only Period (Months)” characteristic.

For any Amortizing Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Interest Only Period (Months)” characteristic.

For the 420 Taylor Street Mortgage Loan, which has “Amortizing, then Interest Only” for the “Amortization Type” characteristic on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “60” for the “Original Interest Only Period (Months)” characteristic.

Attachment A Page 4 of 15

10.	Using the:
a.	Original Balance ($),
b.	Interest Rate and
c.	Monthly Debt Service Payment (After IO),

as shown on the Final Data File, and assuming each Mortgage Loan has a fixed level monthly payment, we recalculated the “Original Amortization Term” of each Mortgage Loan (except for any Interest Only Loan(s), which are described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term” characteristic.

11.	Using the:
a.	Seasoning as of the Cut-off Date (Months),
b.	Original Term to Maturity or ARD,
c.	Original Interest Only Period (Months) and
d.	Original Amortization Term,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term to Maturity or ARD,
ii.	Remaining Interest Only Period (except for the 420 Taylor Street Mortgage Loan, which is described in the succeeding paragraph(s) of this Item) and
iii.	Remaining Amortization Term (except for any Interest Only Loan(s) or the 420 Taylor Street Mortgage Loan, which are described in the succeeding paragraph(s) of this Item)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Interest Only Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term” characteristic.

For the 420 Taylor Street Mortgage Loan, which has “Amortizing, then Interest Only” for the “Amortization Type” characteristic on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Use “60” for the “Remaining Interest Only Period” characteristic and
b.	Recalculate the “Remaining Amortization Term” characteristic using only the “Seasoning as of the Cut-off Date (Months)” and “Original Amortization Term” characteristics, as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 15

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Basis,
c.	Original Interest Only Period (Months),
d.	First Payment Date,
e.	Maturity or ARD Date,
f.	Interest Rate,
g.	Monthly Debt Service Payment (Initial) and
h.	Monthly Debt Service Payment (After IO),

as shown on the Final Data File, information in the applicable Source Document(s) and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the principal balance of each Mortgage Loan and Underlying Property as of:

i.	The Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	The related due date of each Mortgage Loan in the month preceding the Cut-off Date or, in the case of any Mortgage Loan that has its first due date after the month preceding the Cut-off Date, the date that would have been the related due date in the month preceding the Cut-off Date under the terms of that Mortgage Loan if a monthly payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and
iii.	The “Maturity or ARD Date” (the “Maturity or ARD Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Maturity or ARD Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity or ARD Date” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service Payment (After IO),” as shown on the Final Data File, on the “Maturity or ARD Date,” and
c.	Recalculate the “Maturity or ARD Balance ($)” for the 420 Taylor Street Mortgage Loan, which has “Amortizing, then Interest Only” for the “Amortization Type” characteristic on the Final Data File, based on the scheduled payments of principal and/or interest as described in the applicable Source Document(s).

For any Mortgage Loan that has its “First Payment Date” in the month following the Cut-off Date, as shown on the Final Data File (each, a “Future First Due Date Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($),” as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

Attachment A Page 6 of 15

13.	Using the:
a.	Interest Accrual Basis,
b.	Original Interest Only Period (Months),
c.	First Payment Date,
d.	Interest Rate,
e.	Monthly Debt Service Payment (Initial) and
f.	Report Period Beginning Schedule Loan Balance Amount,

as shown on the Final Data File, and information in the applicable Source Document(s), we recalculated the portion of the “Monthly Debt Service Payment (Initial)” for the month in which the Cut-off Date occurs for each Mortgage Loan (except for any Future First Due Date Mortgage Loan(s), which are described in the succeeding paragraph(s) of this Item) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Future First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Using the:

a.	Scheduled Interest Amount and
b.	Scheduled Principal Amount,

as shown on the Final Data File, we recalculated the:

i.	Total Scheduled Principal Interest Due Amount and
ii.	Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	For any Mortgage Loan on the Final Data File with the “Existing Additional Sub Debt (Yes/No)” characteristic as “Yes” (each, a “Mortgage Loan with Subordinate Debt”) the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the principal balance of the additional subordinate debt related to such Mortgage Loan as of the Cut-off Date (the “Existing Additional Sub Debt Amount”) using information in the applicable Secondary Financing Documents (as defined herein), information in the applicable Data Source(s) (as defined herein) and/or any applicable information contained in Table A2 in Exhibit 2 to Attachment A, assuming all scheduled payments of principal and/or interest on the additional subordinate debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Not include any related Companion Loan(s) (as defined herein).

Attachment A Page 7 of 15

14. (continued)

For any Mortgage Loan that has the “Existing Additional Sub Debt (Yes/No)” characteristic as “No” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Existing Additional Sub Debt Amount” characteristic.

15.	For any Mortgage Loan on the Final Data File with the “Existing Mezzanine Debt (Yes/No)” characteristic as “Yes” (each, a “Mortgage Loan with Existing Mezzanine Debt”) (except for the Kings Plaza Mortgage Loan (as defined herein), which is described in the succeeding paragraph(s) of this Item), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the principal balance of the mezzanine debt related to such Mortgage Loan as of the Cut-off Date (the “Existing Mezzanine Debt”) using information in the applicable Secondary Financing Documents and/or information in the applicable Data Source(s), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the Kings Plaza Mortgage Loan, which is a Mortgage Loan with Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information relating to the Kings Plaza Mezzanine Loan (as defined herein) that is located in the:

a.	Applicable Data Source(s) and
b.	Kings Plaza Mezzanine Amortization Schedule (as defined herein)

to recalculate the principal balance of the Kings Plaza Mezzanine Loan as of the Cut-off Date of the Kings Plaza Mezzanine Loan. We compared this recalculated information to the corresponding “Existing Mezzanine Debt” information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For any Mortgage Loan that has the “Existing Mezzanine Debt (Yes/No)” characteristic as “No” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “None” for the “Existing Mezzanine Debt” characteristic.

For any Mortgage Loan that has the “Existing Additional Sub Debt (Y/N)” characteristic and/or “Existing Mezzanine Debt (Yes/No)” characteristic as “Yes” on the Final Data File, the related Mortgage Loan is hereinafter referred to as a “Mortgage Loan with Additional Debt.”

Attachment A Page 8 of 15

16.	For any Pari Passu Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information on the Final Data File, the information in the applicable Data Source(s) and the applicable information contained in Table A2 in Exhibit 2 to Attachment A to recalculate the aggregate principal balance of the related Companion Loan(s) as of the Cut-off Date (the “Non-Trust Pari Passu Cut-off Date Balance”) and as of the “Maturity or ARD Date,” as applicable, of the Pari Passu Mortgage Loan (the “Non-Trust Pari Passu Balloon Balance”), assuming all scheduled payments of principal and/or interest on the related Companion Loan(s) are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less,
b.	Recalculate the “Non-Trust Pari Passu Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the “Maturity or ARD Date,” as applicable, of the related Pari Passu Mortgage Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the “Maturity or ARD Date,” as applicable,
c.	Recalculate the “Non-Trust Pari Passu Balloon Balance” for the Companion Loan(s) related to the 420 Taylor Street Mortgage Loan, which has “Amortizing, then Interest Only” for the “Amortization Type” characteristic on the Final Data File, based on the scheduled payments of principal and/or interest as described in the applicable Source Document(s), and
d.	Not include any Subordinate Companion Loan(s) (as defined herein) with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt (as defined herein).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Non-Trust Pari Passu Cut-off Date Balance” and “Non-Trust Pari Passu Balloon Balance” characteristics.

Attachment A Page 9 of 15

17.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraph(s) of this Item,

we recalculated the:

i.	Underwritten NOI DSCR,
ii.	Underwritten NCF DSCR,
iii.	UW NOI DSCR (Current),
iv.	UW NCF DSCR (Current),
v.	Underwritten NOI Debt Yield,
vi.	Underwritten NCF Debt Yield,
vii.	NOI Debt Yield at Maturity,
viii.	NCF Debt Yield at Maturity,
ix.	Unadjusted U/W NOI Debt Yield,
x.	Unadjusted U/W NCF Debt Yield,
xi.	Cut-off Date LTV Ratio,
xii.	"As is" Cut-off Date LTV,
xiii.	LTV Ratio at Maturity or ARD,
xiv.	Unadjusted LTV at Cut-off,
xv.	Unadjusted Maturity Date LTV Ratio,
xvi.	% of Initial Pool Balance,
xvii.	Annual Debt Service ($) and
xviii.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($)

of each Mortgage Loan and with respect to Items xvi. and xviii. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

(a)	Round the characteristics listed in i. through iv. above to two decimal places,
(b)	Round the characteristics listed in v. through xv. above to the nearest 1/10th of one percent,
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the characteristics listed in xi and xiii. through xv. above and
(d)	Use the “”As is” Appraisal Value” characteristic, as shown on the Final Data File, for the purpose of recalculating the characteristic listed in xii. above.

Attachment A Page 10 of 15

17. (continued)

For the Underlying Properties associated with any Multiple Property Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	UW NOI DSCR (Current),
d.	UW NCF DSCR (Current),
e.	Underwritten NOI Debt Yield,
f.	Underwritten NCF Debt Yield,
g.	NOI Debt Yield at Maturity,
h.	NCF Debt Yield at Maturity,
i.	Unadjusted U/W NOI Debt Yield,
j.	Unadjusted U/W NCF Debt Yield,
k.	Cut-off Date LTV Ratio,
l.	"As is" Cut-off Date LTV,
m.	LTV Ratio at Maturity or ARD,
n.	Unadjusted LTV at Cut-off and
o.	Unadjusted Maturity Date LTV Ratio

for the applicable Multiple Property Loan as the value for each of the characteristics listed above for each Underlying Property associated with such Multiple Property Loan.

For any Mortgage Loan on the Final Data File with the “Crossed With Other Loans” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through xv. and xviii. above on an aggregate basis for those Mortgage Loans in the same cross-collateralization group.

For any Mortgage Loan on the Final Data File with the “Earnout/Holdback” characteristic as “No,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the:

a.	Unadjusted U/W NOI Debt Yield,
b.	Unadjusted U/W NCF Debt Yield,
c.	Unadjusted LTV at Cut-off and
d.	Unadjusted Maturity Date LTV Ratio

characteristics.

Attachment A Page 11 of 15

17. (continued)

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.	Monthly Debt Service Payment (After IO) and
b.	Pari Passu Companion Loan Monthly Debt Service ($),

as shown on the Final Data File, to recalculate the “Underwritten NOI DSCR” and “Underwritten NCF DSCR” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined annual debt service for the Mortgage Loan and related Companion Loan(s), which is twelve (12) times the sum of the:

a.	Monthly Debt Service Payment (Initial) and
b.	Non-Trust Pari Passu Monthly Debt Service Payment (Initial),

as shown on the Final Data File, to recalculate the “UW NOI DSCR (Current)” and “UW NCF DSCR (Current)” characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined principal balance as of the Cut-off Date for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Cut-off Date Balance ($) and
b.	Non-Trust Pari Passu Cut-off Date Balance,

as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI Debt Yield,
ii.	Underwritten NCF Debt Yield,
iii.	Cut-off Date LTV Ratio,
iv.	"As is" Cut-off Date LTV and
v.	Loan per Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) ($)

characteristics.

For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the combined principal balance as of the “Maturity or ARD Date” for the Mortgage Loan and related Companion Loan(s), which is the sum of the:

a.	Maturity or ARD Balance ($) and
b.	Non-Trust Pari Passu Balloon Balance,

as shown on the Final Data File, to recalculate the:

i.	NOI Debt Yield at Maturity,
ii.	NCF Debt Yield at Maturity and
iii.	LTV Ratio at Maturity or ARD

characteristics.

Attachment A Page 12 of 15

17. (continued)

For the purpose of recalculating the:

a.	Cut-off Date LTV Ratio,
b.	"As is" Cut-off Date LTV,
c.	Underwritten NOI Debt Yield and
d.	Underwritten NCF Debt Yield

characteristics for the Mortgage Loan identified on the Final Data File as “The Liz” (“The Liz Mortgage Loan”), which has the “Earnout/Holdback” characteristic as “Yes” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Reserve Adjusted Loan Amount,” as shown on the Final Data File, in place of the combined principal balance as of the Cut-off Date for The Liz Mortgage Loan and related Companion Loan(s), to recalculate the characteristics listed in a. through d. above.

For the purpose of recalculating the:

a.	Underwritten NOI DSCR,
b.	Underwritten NCF DSCR,
c.	UW NOI DSCR (Current),
d.	UW NCF DSCR (Current),
e.	Underwritten NOI Debt Yield,
f.	Underwritten NCF Debt Yield,
g.	NOI Debt Yield at Maturity and
h.	NCF Debt Yield at Maturity

characteristics for the MGM Grand & Mandalay Bay Mortgage Loan (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the master lease annual base rent of $292,000,000, as shown in the applicable Source Document(s), in place of the “Underwritten NOI ($)” and “Underwritten NCF ($)” characteristics, as applicable, to recalculate the characteristics listed in a. through h. above.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

18.	For any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Annual Debt Service ($)” as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

Attachment A Page 13 of 15

19.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s), Secondary Financing Documents and Kings Plaza Mezzanine Amortization Schedule, as applicable, and
c.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus,

we recalculated the:

i.	Total Debt UW NOI DSCR (After IO Period),
ii.	Total Debt UW NCF DSCR (After IO Period),
iii.	Total Debt U/W NOI Debt Yield,
iv.	Total Debt U/W NCF Debt Yield,
v.	Total Debt LTV at Cut-off,
vi.	Total Debt LTV at Maturity,
vii.	Total Debt NOI Debt Yield at Maturity,
viii.	Total Debt NCF Debt Yield at Maturity,
ix.	Total Debt Cut-off Balance per Unit and
x.	Total Debt Balance per Unit at Maturity

of any Mortgage Loan with Additional Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

(a)	Round the characteristics listed in i. through ii. above to two decimal places,
(b)	Round the characteristics listed in iii. through viii. above to the nearest 1/10th of one percent and
(c)	Use the “Appraised Value ($)” characteristic, as shown on the Final Data File, for the purpose of recalculating the characteristics listed in v. through vi. above.

For any Mortgage Loan on the Final Data File with the “Crossed With Other Loans” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the characteristics listed in i. through x. above on an aggregate basis for those Mortgage Loans in the same cross-collateralization group.

For the purpose of recalculating the:

a.	Total Debt UW NOI DSCR (After IO Period),
b.	Total Debt UW NCF DSCR (After IO Period),
c.	Total Debt U/W NOI Debt Yield,
d.	Total Debt U/W NCF Debt Yield,
e.	Total Debt NOI Debt Yield at Maturity and
f.	Total Debt NCF Debt Yield at Maturity

characteristics for the MGM Grand & Mandalay Bay Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the master lease annual base rent of $292,000,000, as shown in the applicable Source Document(s), in place of the “Underwritten NOI ($)” and “Underwritten NCF ($)” characteristics, as applicable, to recalculate the characteristics listed in a. through f. above. We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, that are described above.

Attachment A Page 14 of 15

19. (continued)

For any Mortgage Loan that is not a Mortgage Loan with Additional Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed above.

20.	Using the:
a.	Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads),
b.	Largest Tenant Sq. Ft.,
c.	2nd Largest Tenant Sq. Ft.,
d.	3rd Largest Tenant Sq. Ft.,
e.	4th Largest Tenant Sq. Ft. and
f.	5th Largest Tenant Sq. Ft.,

as shown on the Final Data File, we calculated the:

i.	Major % of Sq. Ft. # 1,
ii.	Major % of Sq. Ft. # 2,
iii.	Major % of Sq. Ft. # 3,
iv.	Major % of Sq. Ft. # 4 and
v.	Major % of Sq. Ft. # 5

of each mortgaged property (except for the mortgaged properties described in the succeeding paragraph(s) of this Item). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Mortgage Loan identified on the Final Data File as “Sculpture Flats” (the “Sculpture Flats Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the aggregate multifamily and commercial square footage of the related mortgaged property, as shown in the applicable Source Document(s), in place of the “Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads),” to recalculate the:

a.	Major % of Sq. Ft. # 1 and
b.	Major % of Sq. Ft. # 2

characteristics of the Sculpture Flats Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For any mortgaged property that does not have commercial tenants, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for each of the characteristics listed above.

Attachment A Page 15 of 15

21.	Using the:
a.	Master Servicing Fee,
b.	Primary Servicing Fee,
c.	Sub Servicer Fee Rate,
d.	Pari Passu Primary Servicing Fee,
e.	Trustee/Administrator Fee,
f.	CREFC Fee and
g.	Operating Advisor Fee,

as shown on the Final Data File, we recalculated the “Administrative Fee Rate” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A Page 1 of 2

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic(s)	Methodology Provided by the Mortgage Loan Sellers

• Agellan Portfolio • MGM Grand & Mandalay Bay	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan (as defined herein) that are stated in the applicable Data Source(s) (as defined herein)

• BX Industrial Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the Underlying Property original principal balance allocations for the respective Whole Loan that are stated in the applicable Data Source(s) (except for the Underlying Properties identified on the Data Files as “Production Distribution Center 1B,” “Bridgewater Center 2,” “Laraway Land 1” and “Laraway Land 2,” for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” characteristics)

• N/A	Original Balance ($)	The “Original Balance ($)” of the Multiple Property Loan is allocated to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

	Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

Exhibit 1 to Attachment A Page 2 of 2

Multiple Property Loan	Characteristic(s)	Methodology Provided by the Mortgage Loan Sellers

• Dollar General Midwest Portfolio • Amazon Industrial Portfolio	Original Balance ($), Cut-off Date Balance ($) and Maturity or ARD Balance ($)	The “Original Balance ($),” “Cut-off Date Balance ($)” and “Maturity or ARD Balance ($)” of the Multiple Property Loan are allocated pro-rata to the respective Underlying Properties using the “Appraised Value ($)” for each respective Underlying Property that is stated in the applicable Source Document

Note:	Certain capitalized terms in the “Characteristic(s)” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A or Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 29

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 2)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 2)	Appraisal Report, Engineering Report or Phase I Environmental Report
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 3 and 4)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Engineering Report, Borrower Rent Roll or Underwritten Rent Roll
Units of Measure (see Note 33)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads) (see Note 33)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Net Rentable Square Feet Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Net Rentable Square Feet Securitization Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
Units Beds Rooms Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Securitization Number (see Note 5)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Year Built (see Note 33)	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (See Notes 1 and 33)	Appraisal Report, Engineering Report, Phase I Environmental Report or Renovation Cost Schedule

Exhibit 2 to Attachment A Page 2 of 29

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy (see Note 33)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Occupancy As-of Date (see Notes 6 and 33)	Borrower Rent Roll, Underwriter’s Summary Report, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Second Most Recent Occupancy (see Notes 1 and 33)	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report, Historical Occupancy Certification or Borrower Rent Roll
Second Most Recent Occupancy Date (see Notes 1 and 33)	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report, Historical Occupancy Certification or Borrower Rent Roll
Third Most Recent Occupancy (see Notes 1 and 33)	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report, Historical Occupancy Certification or Borrower Rent Roll
Third Most Recent Occupancy Date (see Notes 1 and 33)	Underwriter’s Summary Report, Historical Occupancy Report, Appraisal Report, Historical Occupancy Certification or Borrower Rent Roll

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 7)	Appraisal Report or Portfolio Appraisal Report
Appraisal As-of Date (see Note 7)	Appraisal Report or Portfolio Appraisal Report
”As is” Appraisal Value (see Note 7)	Appraisal Report or Portfolio Appraisal Report
”As is” Date of Valuation	Appraisal Report or Portfolio Appraisal Report
Appraiser Designation	Appraisal Report or Portfolio Appraisal Report
FIRREA Compliant (Yes/No)	Appraisal Report or Portfolio Appraisal Report
Engineering Report Date	Engineering Report or Peer Review Report
Environmental Report Date	Phase I Environmental Report
Date of Phase II Report (if applicable) (see Note 8)	Phase II Environmental Report
Date of Seismic Report (see Note 9)	Seismic Report
PML/SEL (%) (see Note 9)	Seismic Report
Single Tenant (Yes/No) (see Notes 1 and 33)	Borrower Rent Roll, Underwritten Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel
In Flood Zone (Y/N) (see Note 10)	Insurance Review Document, Engineering Report, Peer Review Report or http://www.floodmaps.com/zones.htm

Exhibit 2 to Attachment A Page 3 of 29

Insurance Information: (see Note 11)

Characteristic	Source Document(s)

Earthquake Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Terrorism Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Windstorm Insurance (Y/N)	Certificate of Property Insurance or Insurance Review Document
Environmental Insurance (Y/N) (see Notes 1 and 12)	Certificate of Environmental Insurance

Major Tenant Information: (see Notes 13 and 14)

Characteristic	Source Document(s)

Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Master Lease or Tenant Estoppel
Largest Tenant Sq. Ft. (see Note 1)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Master Lease, Tenant Estoppel or Appraisal Report
Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Master Lease or Tenant Estoppel
2nd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
2nd Largest Tenant Sq Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
2nd Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
3rd Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
3rd Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
4th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
4th Largest Tenant Lease Expiration (see Note 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel
5th Largest Tenant	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 29

Major Tenant Information: (continued)

Characteristic	Source Document(s)

5th Largest Tenant Sq. Ft.	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
5th Largest Tenant Lease Expiration (see Notes 1 and 15)	Borrower Rent Roll, Underwritten Rent Roll, Lease Agreement or Tenant Estoppel

Historical Financial & Underwriting Information: (see Note 16)

Characteristic	Source Document(s)

Third Most Recent Operating Statements Date	Underwriter’s Summary Report
Third Most Recent EGI ($)	Underwriter’s Summary Report
Third Most Recent Expenses ($) (see Note 17)	Underwriter’s Summary Report
Third Most Recent NOI ($) (see Note 17)	Underwriter’s Summary Report
Third Most Recent Capital Items (see Note 17)	Underwriter’s Summary Report
Third Most Recent NCF	Underwriter’s Summary Report
Second Most Recent Operating Statements Date	Underwriter’s Summary Report
Second Most Recent EGI ($)	Underwriter’s Summary Report
Second Most Recent Expenses ($) (see Note 17)	Underwriter’s Summary Report
Second Most Recent NOI ($) (see Note 17)	Underwriter’s Summary Report
Second Most Recent Capital Items (see Note 17)	Underwriter’s Summary Report
Second Most Recent NCF	Underwriter’s Summary Report
Most Recent # of Months	Underwriter’s Summary Report
Most Recent Operating Statements Date	Underwriter’s Summary Report
Most Recent EGI ($)	Underwriter’s Summary Report
Most Recent Expenses ($) (see Note 17)	Underwriter’s Summary Report
Most Recent NOI ($) (see Note 17)	Underwriter’s Summary Report
Most Recent Capital Items (see Note 17)	Underwriter’s Summary Report
Most Recent NCF	Underwriter’s Summary Report
Underwritten Revenue ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($) (see Note 17)	Underwriter’s Summary Report
Underwritten NOI ($) (see Note 17)	Underwriter’s Summary Report
Underwritten Reserves ($) (see Note 17)	Underwriter’s Summary Report
Underwritten TI/LC ($)	Underwriter’s Summary Report
Underwritten NCF ($)	Underwriter’s Summary Report
UW Vacancy	Underwriter’s Summary Report
ADR ($) (see Note 18)	Underwriter’s Summary Report
RevPAR ($) (see Note 18)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 29

Reserve and Escrow Information:

Characteristic	Source Document(s)

Monthly Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement, Loan Modification Agreement, Tax Escrow Analysis or Reserve Summary Schedule
Monthly Insurance Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement, Loan Modification Agreement, Tax Escrow Analysis or Reserve Summary Schedule
Monthly Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Monthly Other Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Debt Service Reserve and Other Reserves Description	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Tax Reserves ($)	Servicing Tape, Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront TI/LC Reserves ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Engineering Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Replacement Reserve Cap	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Cap	Loan Agreement or Loan Modification Agreement
Other Reserve Cap	Loan Agreement or Loan Modification Agreement
Tax Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Insurance Reserve Interest to Borrower	Loan Agreement, Loan Modification Agreement or Servicing Tape
Replacement Reserve Interest to Borrower (see Note 1)	Loan Agreement or Loan Modification Agreement
TI/LC Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Engineering Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Other Reserve Interest to Borrower	Loan Agreement or Loan Modification Agreement
Earnout/Holdback	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 29

Mortgage Loan Information:

Characteristic	Source Document(s)

Originator Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Borrower	Promissory Note, Loan Agreement or Loan Modification Agreement
Is Borrower a DST (Delaware Statutory Trust)?	Promissory Note, Loan Agreement or Loan Modification Agreement
Guarantor	Guaranty Agreement, Loan Agreement, Loan Modification Agreement or Environmental Indemnity
Payment Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 19)

For all Mortgage Loans:

•       Promissory Note, Loan Agreement or Loan Modification Agreement

For Underlying Properties associated with Multiple Property Loans:

•   Multiple Property Loan Calculation Methodologies

Loan Structure Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Rate	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (Initial) (see Notes 19 and 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Monthly Debt Service Payment (After IO) (see Notes 19 and 20)	Promissory Note, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Non-Trust Pari Passu Monthly Debt Service Payment (Initial) (see Note 19)	Promissory Note, Loan Agreement or Loan Modification Agreement
Amortization Type (see Note 35)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Basis	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 4)	Promissory Note, Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 21)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 29

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Maturity or ARD Date (see Notes 1 and 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
ARD Loan (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Final Maturity Date (see Note 1)	Promissory Note, Loan Agreement or Loan Modification Agreement
Payment Date	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Late Fee)	Promissory Note, Loan Agreement or Loan Modification Agreement
Grace Period (Default)	Promissory Note, Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Promissory Note, Loan Agreement or Loan Modification Agreement
First Payment Date (see Note 23)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockbox (see Note 24)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Cash Management (see Note 24)	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Excess Cash Trap Trigger	Cash Management Agreement, Loan Agreement or Clearing Account Agreement
Prepayment Provisions (# of payments) (see Notes 25 and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Type (see Note 25)	Promissory Note, Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 25 and 26)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 25 and 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Notes 25, 26 and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Notes 25, 26 and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
Yield Maintenance End Date (see Notes 25, 28, and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 25, 28, and 34)	Promissory Note, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 29

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Defeasance Option Start Date (see Notes 25 and 27)	Promissory Note, Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Notes 25 and 29)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepay or Release Allowed (Yes/No)	Promissory Note, Loan Agreement or Loan Modification Agreement
Partial Prepayment or Release Description	Promissory Note, Loan Agreement or Loan Modification Agreement
SPE	Loan Agreement or Loan Modification Agreement
Independent Director (Yes/No)	Loan Agreement or Loan Modification Agreement
Non-Consolidation Opinion (Yes/No)	Non-Consolidation Opinion, Loan Agreement or Loan Modification Agreement
Ownership Interest (see Note 1)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 4)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration (see Note 1)	Ground Lease Agreement, Parking Lease, Ground Lease Abstract or BX Industrial Portfolio Ground Lease Summary
Ground Lease Extension Terms (see Note 1)	Ground Lease Agreement, Parking Lease, Ground Lease Abstract or BX Industrial Portfolio Ground Lease Summary
Annual Ground Lease Payment ($) (see Note 1)	Ground Lease Agreement, Ground Lease Abstract, Ground Lease Rent Breakdown, Parking Lease, Ground Lease Payment Support or BX Industrial Portfolio Ground Lease Summary
Letter of Credit	Letter of Credit, Loan Agreement or Loan Modification Agreement
TIC	Loan Agreement or Loan Modification Agreement
Crossed With Other Loans	Cross-Collateralization Agreement
Existing Additional Sub Debt (Yes/No) (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Existing Additional Sub Debt Description (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Whole Loan Interest Rate (see Note 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Existing Mezzanine Debt (Yes/No) (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement, Intercompany Promissory Note or Secondary Financing Documents

Exhibit 2 to Attachment A Page 9 of 29

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Existing Mezzanine Debt (see Note 30)	Promissory Note, Loan Agreement, Loan Modification Agreement, Intercompany Promissory Note or Secondary Financing Documents
Mezzanine Interest Rate (see Notes 30 and 31)	Promissory Note, Loan Agreement, Loan Modification Agreement, Intercompany Promissory Note or Secondary Financing Documents
Future Debt Permitted Type	Loan Agreement or Loan Modification Agreement
Future Debt Description	Loan Agreement or Loan Modification Agreement
Substitution Allowed (Yes/No)	Loan Agreement or Loan Modification Agreement
Substitution Description	Loan Agreement or Loan Modification Agreement
Property Manager	Management Agreement or Loan Agreement
Franchise Flag	Franchise Agreement, Appraisal Report or Management Agreement
Franchise Agreement Expiration Date	Franchise Agreement, Appraisal Report or Management Agreement
Previous Securitization (see Note 32)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A Page 10 of 29

Notes:

1.	For each Mortgage Loan and Underlying Property, as applicable, listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even if the information in the “Provided Value” column did not agree with the information that was shown in the applicable Source Document(s) or the applicable Source Document(s) were not provided to us.

Table A1:
Mortgage Loan	Underlying Property	Characteristic	Provided Value

322 Gates Avenue	NAP	Maturity or ARD Date	7/6/2030
		Final Maturity Date	7/6/2030

3000 Post Oak	NAP	Ownership Interest	Fee Simple
		Single Tenant (Yes/No)	Yes

Agellan Portfolio	NAP	Environmental Insurance (Y/N)	Various
	Rothway	Environmental Insurance (Y/N)	Yes
	2730 Pinnacle	Largest Tenant Sq. Ft.	44,990
	Columbus West - Business Park	Single Tenant (Yes/No)	Yes
	1155 Bowes Road	Single Tenant (Yes/No)	Yes

BX Industrial Portfolio	350A Salem Church Rd	Ownership Interest	Fee Simple
	350B Salem Church Rd	Ownership Interest	Fee Simple
	Diamond Hill 3	Ownership Interest	Fee Simple
	Diamond Hill 2	Ownership Interest	Fee Simple
	Rivers Bend Center 1B	Ownership Interest	Fee Simple
	Rivers Bend Center 2A	Ownership Interest	Fee Simple
	Rivers Bend Center 1C	Ownership Interest	Fee Simple
	Rivers Bend Center 1A	Ownership Interest	Fee Simple
	Rivers Bend Center 2B	Ownership Interest	Fee Simple
	Diamond Hill 1	Ownership Interest	Fee Simple
	Cavalier II	Ownership Interest	Fee Simple
	Diamond Hill 4	Ownership Interest	Fee Simple
	514 Butler Rd	Ownership Interest	Fee Simple
	Rivers Bend Center 1D	Ownership Interest	Fee Simple
	Romeoville Bldg 2	Ownership Interest	Fee Simple
	Romeoville Bldg 1	Ownership Interest	Fee Simple
	7453 Empire - Bldg C	Ownership Interest	Fee Simple
	2270 Woodale	Ownership Interest	Fee Simple
	2290-2298 Woodale	Ownership Interest	Fee Simple
	Bridgewater Center 1	Ownership Interest	Fee Simple
	Bridgewater Center 2	Ownership Interest	Fee Simple
	The Colony Land	Ownership Interest	Fee Simple
	Rivers Bend Center - Land	Ownership Interest	Fee Simple

Exhibit 2 to Attachment A Page 11 of 29

Notes: (continued)

1. (continued)

Table A1 (continued):
Mortgage Loan	Underlying Property	Characteristic	Provided Value

Southcenter Mall	NAP	5th Largest Tenant Lease Expiration	1/31/2029
		Ownership Interest	Fee Simple/Leasehold
		Annual Ground Lease Payment ($)	$98,100

420 Taylor Street	NAP	Single Tenant (Yes/No)	Yes
		Replacement Reserve Interest to Borrower	Yes

MGM Grand & Mandalay Bay	NAP	Environmental Insurance (Y/N)	Yes
	MGM Grand	Environmental Insurance (Y/N)	Yes
	Mandalay Bay	Environmental Insurance (Y/N)	Yes

Amazon Industrial Portfolio	NAP	Ownership Interest	Fee Simple
	6925 Riverview Avenue	Ownership Interest	Fee Simple
		Ground Lease Expiration	<blank>
		Ground Lease Extension Terms	<blank>
		Annual Ground Lease Payment ($)	<blank>

Valley Park Estates Cooperative	NAP	Year Renovated	2019
		Second Most Recent Occupancy	100.0%
		Second Most Recent Occupancy Date	12/31/2019
		Third Most Recent Occupancy	100.0%
		Third Most Recent Occupancy Date	12/31/2018

400 Main	NAP	Second Most Recent Occupancy	100.0%
		Second Most Recent Occupancy Date	12/31/2019
		Third Most Recent Occupancy	100.0%
		Third Most Recent Occupancy Date Ground Lease Expiration Ground Lease Extension Terms	12/31/2018 8/5/2074 None

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

2.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

Exhibit 2 to Attachment A Page 12 of 29

Notes: (continued)

3.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for any mortgaged property described in the succeeding paragraph(s) of this Note), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	Sculpture Flats,
b.	400 Main,
c.	7514 Wisconsin Avenue,
d.	711 Fifth Avenue and
e.	The Liz,

each of which are secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

4.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for any mortgaged property on the Combined Data File with the “Units of Measure” characteristic as “Sq. Ft.” For any mortgaged property on the Combined Data File that does not have the “Units of Measure” characteristic as “Sq. Ft.,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for any mortgaged property on the Combined Data File that does not have the “Units of Measure” characteristic as “Sq. Ft.” (except for the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “BX Industrial Portfolio” (the “BX Industrial Portfolio Mortgage Loan”) with the “Detailed Property Type” characteristic as “Leased Fee” (the “BX Industrial Portfolio Leased Fee Properties”), which are described in the succeeding paragraph(s) of this Note). For any mortgaged property on the Combined Data File with the “Units of Measure” characteristic as “Sq. Ft.,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

Exhibit 2 to Attachment A Page 13 of 29

Notes: (continued)

5. (continued)

For the BX Industrial Portfolio Leased Fee Properties, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For the purpose of comparing the “Occupancy As-of Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year.

For any mortgaged property on the Combined Data File with the “Single Tenant (Yes/No)” characteristic as “Yes” (except for any mortgaged property described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Cut-off Date of the related Mortgage Loan for the “Occupancy As-of Date” characteristic.

For any mortgaged property on the Combined Data File contributed by Goldman with the “Single Tenant (Yes/No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “8/1/2020” for the “Occupancy As-of Date” characteristic.

For the Underlying Properties securing the BX Industrial Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “3/31/2020” for the “Occupancy As-of Date” characteristic.

7.	For any mortgaged property on the Combined Data File that does not have “As Is” for the “Appraisal Value As Is / Stabilized” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the corresponding appraised value and date associated with such appraised value, as shown in the applicable Source Document(s), for the “Appraised Value ($)” and “Appraisal As-of Date” characteristics, respectively.

For the purpose of comparing the:

a.	Appraised Value ($) and
b.	“As is” Appraisal Value

characteristics for the Underlying Properties identified on the Combined Data File as “Sarasota Distribution Hub” and ”Supervalu,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to sum the “Market Value As Is” valuation for the mortgaged property and “Excess Land” valuation for the excess land, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 14 of 29

Notes: (continued)

7. (continued)

For the purpose of comparing the:

a.	Appraised Value ($) and
b.	”As is” Appraisal Value

characteristics for the Underlying Properties securing the Mortgage Loan identified on the Combined Data File as “MGM Grand & Mandalay Bay” (the “MGM Grand & Mandalay Bay Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “As Is Real Property” valuation, as shown in the applicable Source Document(s).

For the purpose of comparing the:

a.	Appraised Value ($) and
b.	”As is” Appraisal Value

characteristics for the Underlying Properties identified on the Combined Data File as “Production Distribution Center 1” and ” Production Distribution Center 1B,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to allocate the combined “Market Value As-Is” valuation, as shown in the applicable Source Document(s), on a pro-rata basis using the related “Net Rentable Area (Sq. Ft./Units/Beds/Rooms/Pads),” as shown on the Combined Data File, for each such Underlying Property.

8.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Phase II Report (if applicable)” characteristic only for mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Date of Seismic Report” and “PML/SEL (%)” characteristics only for mortgaged properties (if any) that contained a seismic report Source Document in the related loan file.

10.	For the purpose of comparing the “In Flood Zone (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable flood zone, as shown in the applicable Source Document(s), only for those mortgaged properties (if any) which are located in flood zones with at least a 1% annual chance of flooding, as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone with less than a 1% annual chance of flooding, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “In Flood Zone (Y/N)” characteristic.

11.	For the purpose of comparing the “Insurance Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

Exhibit 2 to Attachment A Page 15 of 29

Notes: (continued)

12.	For the purpose of comparing the “Environmental Insurance (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only if there is a certificate of environmental insurance Source Document in the related loan file which indicates that environmental insurance is in place.

13.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, as shown in the applicable Source Document(s).

14.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date associated with the space which has the largest square footage, as shown in the applicable Source Document(s).

15.	For the purpose of comparing the indicated characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the applicable month if the applicable Source Document(s) only showed the month and year of expiration.

16.	For the purpose of comparing the “Historical Financial & Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $2 or less.

17.	For the purpose of comparing the indicated characteristics for any mortgaged property on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”) and “Mortgage Loan Seller” characteristic contains “JPMCB,” we were instructed by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, to increase the “expenses” and to decrease the applicable “capital items,” “reserves” and “NOI,” as applicable, that are shown in the underwriter’s summary report Source Document by the “FF&E reserve” amount that is shown in the underwriter’s summary report Source Document.

18.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for any Hospitality Property. For any mortgaged property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “ADR ($)” and RevPAR ($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for any Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “underwritten” values, as applicable, as shown in the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A Page 16 of 29

Notes: (continued)

19.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of one or more portions of a mortgage whole loan (each, a “Whole Loan”), which also has one or more pari-passu portions that will not be assets of the Issuing Entity (each, a “Companion Loan”). Additionally, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that, with respect to any Pari Passu Mortgage Loan that contains “B-Note,” “C-Note” or “D-Note” in the “Existing Additional Sub Debt Description” characteristic on the Combined Data File (each, a “Pari Passu Mortgage Loan with Subordinate Secured Debt”), the related Whole Loan also has one or more subordinate secured notes that will not be assets of the Issuing Entity (each a “Subordinate Companion Loan”).

With respect to the BX Industrial Portfolio Mortgage Loan, which is a Pari Passu Mortgage Loan with Subordinate Secured Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the related Whole Loan has fixed and floating rate components, and is comprised of the BX Industrial Portfolio Mortgage Loan, which is a fixed rate component of the related Whole Loan and an asset of the Issuing Entity, and certain:

a.	Fixed rate Companion Loan(s) (the “BX Industrial Portfolio Senior Fixed Rate Components”),
b.	Floating rate Companion Loan(s) (the “BX Industrial Portfolio Senior Floating Rate Components”),
c.	Fixed rate Subordinate Companion Loan(s) (the “BX Industrial Portfolio Subordinate Fixed Rate Components”) and
d.	Floating rate Subordinate Companion Loan(s) (“BX Industrial Portfolio Subordinate Floating Rate Components”)

that will not be assets of the Issuing Entity.

For each Whole Loan listed in Table A2, the applicable Source Document(s) or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (each, a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source(s)” column of Table A2 indicates that the Whole Loan was split into multiple components which are pari passu with each other, and also, with respect to any Pari Passu Mortgage Loan with Subordinate Secured Debt, one or more components that are subordinate to the related Mortgage Loan and Companion Loan(s).

Exhibit 2 to Attachment A Page 17 of 29

Notes: (continued)

19. (continued)

Table A2:
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Agellan Portfolio	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$61,000,000 $170,000,000 $172,000,000	Client Provided Schedule

BX Industrial Portfolio	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$50,000,000 $330,682,660 $268,744,955	Client Provided Schedule

MGM Grand & Mandalay Bay	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$50,000,000 $1,584,200,000 $1,365,800,000	Client Provided Schedule

1633 Broadway	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$40,000,000 $961,000,000 $249,000,000	Client Provided Schedule

Amazon Industrial Portfolio	Mortgage Loan Companion Loan(s)	$35,000,000 $104,100,000	Client Provided Schedule

The Liz	Mortgage Loan Companion Loan(s)	$33,000,000 $60,000,000	Loan Agreement

Coleman Highline	Mortgage Loan Companion Loan(s)	$30,000,000 $125,000,000	Client Provided Schedule

Southcenter Mall	Mortgage Loan Companion Loan(s)	$29,000,000 $189,000,000	Loan Agreement

420 Taylor Street	Mortgage Loan Companion Loan(s)	$28,409,091 $59,590,909	Client Provided Schedule

711 Fifth Avenue	Mortgage Loan Companion Loan(s)	$25,000,000 $520,000,000	Client Provided Schedule

Brass Professional Center	Mortgage Loan Companion Loan(s)	$12,500,000 $45,200,000	Client Provided Schedule

280 North Bernardo	Mortgage Loan Companion Loan(s)	$20,000,000 $51,000,000	Client Provided Schedule

333 South Wabash	Mortgage Loan Companion Loan(s)	$20,000,000 $220,000,000	Client Provided Schedule

675 Creekside Way	Mortgage Loan Companion Loan(s)	$15,000,000 $68,400,000	Loan Agreement and Restated Promissory Notes

Kings Plaza	Mortgage Loan Companion Loan(s)	$20,000,000 $467,000,000	Client Provided Schedule

Exhibit 2 to Attachment A Page 18 of 29

Notes: (continued)

19. (continued)

Table A2 (continued):
Whole Loan	Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)	Original Component Balances	Data Source(s)

Chase Center Tower I	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$18,213,750 $127,496,250 $178,090,000	Client Provided Schedule

Chase Center Tower II	Mortgage Loan Companion Loan(s) Subordinate Companion Loan(s)	$15,536,250 $108,753,750 $151,910,000	Client Provided Schedule

3000 Post Oak	Mortgage Loan Companion Loan(s)	$15,000,000 $65,000,000	Client Provided Schedule

For the avoidance of doubt, all references herein to the Companion Loan(s) do not include any Subordinate Companion Loan(s).

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Original Component Balances” column of Table A2 that is associated with the “Mortgage Loan” component(s) of each Whole Loan that is listed in the “Mortgage Loan, Companion Loan(s) and Subordinate Companion Loan(s)” column of Table A2.

For the purpose of comparing the “ Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for any Pari Passu Mortgage Loan with “Interest Only” or “Interest Only, ARD” as the “Amortization Type” on the Combined Data File (except for the Mortgage Loan identified on the Combined Data File as “333 South Wabash” (the “333 South Wabash Mortgage Loan”) and BX Industrial Portfolio Mortgage Loan, which are described in the succeeding paragraph(s) of this Note), and which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

Exhibit 2 to Attachment A Page 19 of 29

Notes: (continued)

19. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for the 333 South Wabash Mortgage Loan, which has the “Amortization Type” characteristic as “Interest Only” on the Combined Data File, and which also has the “Interest Accrual Basis” characteristic as “30/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File, and
b.	The “Interest Rate,” as shown on the Combined Data File.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for the BX Industrial Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The weighted average interest rate for the related Companion Loan(s) calculated using:
i.	For the BX Industrial Portfolio Senior Floating Rate Components, the margin as shown in the applicable Data Source(s) and a LIBOR assumption of 0.50000%, which was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor (the “BX Industrial Portfolio Floating Rate Components Interest Rate”), and
ii.	For the BX Industrial Portfolio Senior Fixed Rate Components, the “Interest Rate,” as shown on the Combined Data File,

weighted by the original principal balance of the corresponding Companion Loan(s), as shown in the applicable Data Source(s), and

c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for any Pari Passu Mortgage Loan with “Amortizing Balloon,” “Amortizing Balloon, ARD” or “Fully Amortizing” as the “Amortization Type” on the Combined Data File (each, an “Amortizing Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

Exhibit 2 to Attachment A Page 20 of 29

Notes: (continued)

19. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for any Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Non-Trust Pari Passu Original Balance” of the related Companion Loan(s), as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for any Pari Passu Mortgage Loan with “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” as the “Amortization Type” on the Combined Data File (each, a “Partial I/O Pari Passu Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” (as defined herein) for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for any Partial I/O Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service following the expiration of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Non-Trust Pari Passu Original Balance” of the related Companion Loan(s), as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristic for any Partial I/O Pari Passu Mortgage Loan, which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” as 1/12th of the product of:

a.	The “Non-Trust Pari Passu Original Balance,” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

Exhibit 2 to Attachment A Page 21 of 29

Notes: (continued)

19. (continued)

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for the Pari Passu Mortgage Loan identified on the Combined Data File as “420 Taylor Street” (the “420 Taylor Street Mortgage Loan”), which has “Amortizing, then Interest Only” as the “Amortization Type” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service preceding the beginning of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics for the 420 Taylor Street Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service preceding the beginning of the “Original Interest Only Period (Months)” for the related Whole Loan that is shown in the applicable Data Source(s), based on the ratio of the  “Non-Trust Pari Passu Original Balance” of the related Companion Loan(s), as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source(s).

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Monthly Debt Service ($)” and “Non-Trust Pari Passu Monthly Debt Service Payment (Initial)” characteristics.

20.	For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only, ARD” (each, an “Interest Only Loan”) (except for the 333 South Wabash Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), and which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

Exhibit 2 to Attachment A Page 22 of 29

Notes: (continued)

20. (continued)

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for the 333 South Wabash Mortgage Loan, which has the “Amortization Type” characteristic as “Interest Only” on the Combined Data File, and which also has the “Interest Accrual Basis” characteristic as “30/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File, and
b.	The “Interest Rate,” as shown on the Combined Data File.

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” characteristic for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, then Amortizing” or “Interest Only, then Amortizing, ARD” (each, a “Partial I/O Loan”), which also has the “Interest Accrual Basis” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service Payment (Initial)” characteristic as 1/12th of the product of:

a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service Payment (After IO)” characteristic for any Partial I/O Loan (except for any Partial I/O Pari Passu Mortgage Loan(s), which are described above), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly payment following the expiration of the “Original Interest Only Period (Months),” as shown in the applicable Source Document(s).

For the purpose of comparing the “Monthly Debt Service Payment (Initial)” and “Monthly Debt Service Payment (After IO)” characteristics for any Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Amortizing Balloon,” “Amortizing Balloon, ARD” or “Fully Amortizing” (each, an “Amortizing Loan”) (except for any Amortizing Pari Passu Mortgage Loan(s), which are described above) the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly payment, as shown in the applicable Source Document(s).

21.	For the purpose of comparing the “Interest Only Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for the 420 Taylor Street Mortgage Loan, any Interest Only Loan or Partial I/O Loan. For any Mortgage Loan that is not the 420 Taylor Street Mortgage Loan, an Interest Only Loan or Partial I/O Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

Exhibit 2 to Attachment A Page 23 of 29

Notes: (continued)

22.	For the purpose of comparing the “Maturity or ARD Date” characteristic for any Mortgage Loan on the Combined Data File with the “ARD Loan (Yes/No)” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

23.	For the purpose of comparing the “First Payment Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to assume that the “First Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s) (except for the Mortgage Loan(s) described in the succeeding paragraph(s) of this Note).

With respect to the Mortgage Loan identified on the Combined Data File as “Coleman Highline” (the “Coleman Highline Mortgage Loan”), which has an “Origination Date” of 7 August 2020 (and which is an Interest Only Loan), the loan agreement Source Document indicates that the “Payment Date” after the end of the first full interest accrual period is in October 2020. The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “9/6/2020” for the “First Payment Date” characteristic, and indicated that an interest-only payment for the Coleman Highline Mortgage Loan will be remitted to the Issuing Entity on 6 September 2020 in an amount equal to the applicable interest due for the period commencing on 6 August 2020 and ending on 5 September 2020.

With respect to the 333 South Wabash Mortgage Loan, which has an “Origination Date” of 12 August 2020 (and which is an Interest Only Loan), the loan agreement Source Document indicates that the “Payment Date” after the end of the first full interest accrual period is in October 2020. The applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “9/1/2020” for the “First Payment Date” characteristic, and indicated that an interest-only payment for the 333 South Wabash Mortgage Loan will be remitted to the Issuing Entity on 1 September 2020 in an amount equal to the applicable interest due for the period commencing on 1 August 2020 and ending on 31 August 2020.

24.	For the purpose of comparing the “Lockbox” and “Cash Management” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the descriptions included in the Draft Preliminary Prospectus.

25.	For the purpose of comparing the indicated characteristics for any Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment premiums or other conditions related to partial release events or partial prepayments to cure certain trigger periods described in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 24 of 29

Notes: (continued)

25. (continued)

For the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any adjustments based on business day convention as stated in the applicable Source Document(s).

For certain Mortgage Loans contributed by JP Morgan, the applicable Source Document(s) contain one of the following defined terms:

“Permitted Prepayment Date” shall mean the Business Day after the first (1st) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the second (2nd) anniversary of the first Payment Date

“Permitted Prepayment Date” shall mean the Business Day after the second (2nd) anniversary of the first Payment Date

For the purpose of comparing the indicated characteristics for any Mortgage Loan which contains any of the defined terms described above in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “first Payment Date” is the “Payment Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

For the avoidance of doubt, for the purpose of comparing the indicated characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore any prepayment provisions (in whole or in part), prepayment premiums and/or freely prepayable amounts related to the floating rate components of the Whole Loan corresponding to the BX Industrial Portfolio Mortgage Loan.

For the purpose of comparing the indicated characteristics for the 333 South Wabash Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to show the prepayment and defeasance provisions related to both the “Tranche A-1 Notes” and “Tranche A-2 Notes,” as described in the applicable Source Document(s).

For the 333 South Wabash Mortgage Loan, the applicable Source Document(s) contained the following language in section 2.3.8 Defeasance:

“A. At any time following the Lockout Expiration Date,”

For the purpose of comparing the indicated characteristics for the 333 South Wabash Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume the above language is replaced with “A. At any time on or after the Lockout Expiration Date,”.

Exhibit 2 to Attachment A Page 25 of 29

Notes: (continued)

26.	For the purpose of comparing the “Lockout Expiration Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For any Mortgage Loan for which there is no lockout period, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” which occurs during the open period.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” which occurs during the open period for any Mortgage Loan that allows for defeasance and the day prior to the first “Payment Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

27.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Payment Date” which occurs during the defeasance period for any Mortgage Loan that allows for defeasance and the first “Payment Date” which occurs during the yield maintenance period for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Defeasance Option Start Date” characteristic for any Mortgage Loan that allows for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Payment Date” in the defeasance period. For any Mortgage Loan that does not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

Exhibit 2 to Attachment A Page 26 of 29

Notes: (continued)

28.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for any Mortgage Loan that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Payment Date” in the open period. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

29.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for any Mortgage Loan that can be prepaid with yield maintenance. For any Mortgage Loan that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

30.	For the purpose of comparing the:
a.	Existing Additional Sub Debt (Yes/No),
b.	Existing Additional Sub Debt Description,
c.	Existing Mezzanine Debt (Yes/No),
d.	Existing Mezzanine Debt and
e.	Mezzanine Interest Rate

characteristics, either:

i.	The promissory note, amended promissory note, loan agreement and/or loan modification agreement Source Documents describe the existence of any additional debt or
ii.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, mezzanine loan modification agreements, B-notes, C-notes, D-Notes, intercreditor agreements, co-lender agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) that describe the existence of any additional debt, or in the case of:
(1)	The mezzanine loan (the “Kings Plaza Mezzanine Loan”) related to the Mortgage Loan identified on the Combined Data File as “Kings Plaza” (the “Kings Plaza Mortgage Loan”), the amortization schedule in the related mezzanine loan agreement Secondary Financing Document (the “Kings Plaza Mezzanine Amortization Schedule”) and
(2)	Any Pari Passu Mortgage Loan with Subordinate Secured Debt for which the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a Client Provided Schedule (as applicable, as indicated in Table A2 herein), the related Client Provided Schedule, that describes the existence of additional debt.

Exhibit 2 to Attachment A Page 27 of 29

Notes: (continued)

30. (continued)

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the applicable Data Source(s), Kings Plaza Mezzanine Amortization Schedule and/or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the:

a.	Existing Additional Sub Debt (Yes/No) and
b.	Existing Additional Sub Debt Description

characteristics for any Mortgage Loan with Subordinate Debt (as defined herein), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to not include any related Companion Loan(s).

For any Mortgage Loan which does not have additional debt (based on the procedures described in the preceding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use:

a.	“No” for the “Existing Additional Sub Debt (Yes/No)” characteristic,
b.	“None” for the “Existing Additional Sub Debt Description” characteristic,
c.	“No” for the “Existing Mezzanine Debt (Yes/No)” characteristic,
d.	“None” for the “Existing Mezzanine Debt” characteristic and
e.	“NAP” for the “Mezzanine Interest Rate” characteristic.

For the purpose of comparing the:

a.	Existing Mezzanine Debt (Yes/No),
b.	Existing Mezzanine Debt and
c.	Mezzanine Interest Rate

characteristics for the Mortgage Loan identified on the Combined Data File as “Agellan Portfolio” (the “Agellan Portfolio Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the intercompany loan stated in the applicable Source Document(s) and to only show the related mezzanine loan for the “Existing Mezzanine Debt (Yes/No),“ “Existing Mezzanine Debt” and “Mezzanine Interest Rate” characteristics.

31.	For the purpose of comparing the “Whole Loan Interest Rate” characteristic for any Pari Passu Mortgage Loan or Mortgage Loan with Subordinate Debt with one or more Companion Loans and/or subordinate loans (except for the BX Industrial Portfolio Mortgage Loan, which is described in the succeeding paragraph(s) of this Note), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Mortgage Loan, any related Companion Loan(s) and any related subordinate loan(s), weighted by the original principal balances of the applicable Mortgage Loan, Companions Loan(s) and subordinate loans, as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

Exhibit 2 to Attachment A Page 28 of 29

Notes: (continued)

31. (continued)

For the purpose of comparing the “Whole Loan Interest Rate” characteristic for the BX Industrial Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of:

a.	The interest rate for the BX Industrial Portfolio Senior Fixed Rate Components and BX Industrial Portfolio Subordinate Fixed Rate Components, as shown in the applicable Data Source(s), and
b.	The BX Industrial Portfolio Floating Rate Components Interest Rate for the BX Industrial Portfolio Senior Floating Rate Components and BX Industrial Portfolio Subordinate Floating Rate Components,

weighted by the original principal balances of the BX Industrial Portfolio Senior Fixed Rate Components, BX Industrial Portfolio Subordinate Fixed Rate Components, BX Industrial Portfolio Senior Floating Rate Components and BX Industrial Portfolio Subordinate Floating Rate Components, as applicable, as shown in the applicable Data Source(s).

For any Mortgage Loan that is not a Pari Passu Mortgage Loan or a Mortgage Loan with Subordinate Debt, the applicable Mortgage Loan Seller, on behalf of the Depositor, instructed us to use “<blank>” for the “Whole Loan Interest Rate” characteristic.

For the purpose of comparing the “Mezzanine Interest Rate” characteristic for any Mortgage Loan with Existing Mezzanine Debt with one or more mezzanine loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the related mezzanine loans, weighted by the original principal balances of the related mezzanine loans, as shown in the applicable Data Source(s) and/or Secondary Financing Documents.

32.	For any Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization (each, a “Previously Securitized Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan. We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

33.	For the purpose of comparing the indicated characteristics for the BX Industrial Portfolio Leased Fee Properties, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP.”

Exhibit 2 to Attachment A Page 29 of 29

Notes: (continued)

34.	For the purpose of comparing the indicated characteristics for the Mortgage Loan identified on the Combined Data File as “Southcenter Mall,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume the “Payment Date” in October 2029 is the first day of the open period.

35.	For the purpose of comparing the indicated characteristic for the 333 South Wabash Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the “Amortization Period” language, as described in the applicable Source Document(s), and to use “Interest Only.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Originator
Mortgage Loan Seller
Property Flag
# of Properties
Appraisal Value As Is / Stabilized
Earnout/Holdback Description
Loan Purpose
Owner Occupancy > 5%
Sponsor
Confirm Required Repairs are Escrowed at 125% (Yes/No)
Reserve Adjusted Loan Amount
Controlling Note (Yes/No)
Non-Trust Pari Passu Original Balance
Sub Serviced (Y/N)
Sub Servicer Name
Sub Servicer Fee Rate
Sub Servicer Cashiering
Master Servicing Fee
Primary Servicing Fee
Trustee/Administrator Fee
Operating Advisor Fee
CREFC Fee
Pari Passu Primary Servicing Fee
Credit Estimate
Asset Type Number
Group ID
Reporting Period Beginning Date
Reporting Period End Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount
Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Property Status Code
Defeased Status Code
AL_Largest Tenant
Second Largest Tenant
Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Report Period End Actual Balance Amount
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code
Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Most Recent Financials Start Date
Most Recent Financials End Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.